Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Summary of amortized cost, fair value and maturity of derivative financial instruments

	12/31/2021								12/31/2020	12/31/2019
	Amortized	Fair value		Up to	From 3 to	From 1 to 3	From 3 to 5
	cost	adjustment	Fair value	3 months	12 months	years	years	Total	Total	Total
Assets (A)
Receivable forward purchase	87,036	(88)	86,948	86,948	—	—	—	86,948	27,513	—

Liabilities (B) (i)
Payable adjustment - swap	66,545	—	66,545	—	(29,452)	(25,567)	(11,526)	(66,545)	(56,758)	(20,941)

Net effect (A-B)	153,581	(88)	153,493	86,948	(29,452)	(25,567)	(11,526)	20,403	(29,245)	(20,941)

Summary of notional value of forward and swap contracts

	Up to	3 months	1 year to	Above	Total	Total	Total
	3 months	to 1 year	3 years	3 years	12/31/2021	12/31/2020	12/31/2019
Forward contract - assets	86,948	—	—	—	86,948	27,513	—

Swap contracts - liabilities	—	94,856	53,500	24,577	172,933	288,592	526,989
Total	86,948	94,856	53,500	24,577	259,881	316,105	526,989

Summary of basis swap contracts

12/31/2021
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IGPM	906723043	17,550	19,433	29,143	19,433	29,187	(9,754)
CDI x IGPM	906723159	17,306	19,164	28,785	19,164	28,629	(9,465)
CDI x IGPM	906723160	12,000	13,193	19,342	13,193	19,035	(5,842)
CDI x IGPM	906723161	14,000	15,392	22,630	15,392	22,171	(6,779)
CDI x IGPM	906723162	11,500	12,628	18,541	12,628	18,049	(5,421)
CDI x IGPM	906723163	16,000	17,569	25,900	17,569	25,094	(7,525)
CDI x IGPM	906723164	11,000	12,079	17,846	12,079	17,222	(5,143)
CDI x IGPM	906723165	13,500	14,824	21,953	14,824	21,133	(6,309)
Total CDI x IGPM		112,856	124,282	184,140	124,282	180,520	(56,238)

12/31/2021
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IPCA	905638603	10,000	11,128	12,866	11,056	12,885	(1,829)
CDI x IPCA	905638611	50,000	55,639	64,535	55,639	64,117	(8,478)
Total CDI x IPCA		60,000	66,767	77,401	66,695	77,002	(10,307)
Grand Total		172,856	191,049	261,541	190,977	257,522	(66,545)

12/31/2020
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IGPM	906722276	35,842	38,015	48,365	38,015	47,959	(9,944)
CDI x IGPM	906722594	29,894	31,706	40,400	31,706	39,464	(7,758)
CDI x IGPM	906722608	17,550	18,614	23,790	18,614	23,293	(4,679)
CDI x IGPM	906723043	17,306	18,356	23,484	18,356	23,140	(4,784)
CDI x IGPM	906723159	12,000	12,637	15,832	12,637	15,509	(2,872)
CDI x IGPM	906723160	14,000	14,743	18,540	14,743	18,195	(3,452)
CDI x IGPM	906723161	11,500	12,095	15,199	12,095	14,878	(2,783)
CDI x IGPM	906723162	16,000	16,828	21,199	16,828	20,901	(4,073)
CDI x IGPM	906723163	11,000	11,570	14,589	11,570	14,460	(2,890)
CDI x IGPM	906723164	13,500	14,199	17,934	14,199	17,834	(3,635)
Total CDI x IGPM		178,592	188,763	239,332	188,763	235,633	(46,870)

12/31/2020
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IPCA	905638590	50,000	53,293	55,651	53,293	56,358	3,066
CDI x IPCA	905638603	10,000	10,659	11,203	10,659	11,698	(1,039)
CDI x IPCA	905638611	50,000	53,293	56,133	53,293	59,076	(5,783)
Total CDI x IPCA		110,000	117,245	122,987	117,245	127,132	9,888

Grand Total		288,592	306,008	362,319	306,008	362,765	56,758

12/31/2019
			Cost		Market		Earnings
			Value		Value		(loss)
		Reference					hedge
Indexes	Contracts	Value	Bank	Counterpart	Bank	Counterpart	operation
CDI x IGPM	906722276	38,397	39,631	40,589	39,631	41,931	(2,300)
CDI x IGPM	906722594	35,842	36,994	37,900	36,994	38,900	(1,906)
CDI x IGPM	906722608	29,894	30,855	31,628	30,855	33,003	(2,148)
CDI x IGPM	906723043	17,550	18,114	18,589	18,114	19,571	(1,457)
CDI x IGPM	906723159	17,306	17,863	18,338	17,863	19,396	(1,533)
CDI x IGPM	906723160	12,000	12,297	12,389	12,297	12,906	(609)
CDI x IGPM	906723161	14,000	14,347	14,455	14,347	15,083	(736)
CDI x IGPM	906723162	11,500	11,771	11,866	11,771	12,327	(556)
CDI x IGPM	906723163	16,000	16,376	16,522	16,376	17,294	(918)
CDI x IGPM	906723164	11,000	11,259	11,360	11,259	11,951	(692)
CDI x IGPM	906723165	13,500	13,818	13,952	13,818	14,718	(898)
Total CDI x IGPM		216,989	223,323	227,588	223,323	237,080	(13,755)

12/31/2019
			Cost		Market		Earnings
			Value		Value		(loss)
		Reference					hedge
Indexes	Contracts	Value	Bank	Counterpart	Bank	Counterpart	operation
CDI x IPCA	905638565	80,000	82,978	83,008	82,978	83,004	(26)
CDI x IPCA	905638573	60,000	62,233	61,893	62,233	62,523	(290)
CDI x IPCA	905638581	60,000	62,233	62,044	62,233	63,609	(1,376)
CDI x IPCA	905638590	50,000	51,861	51,776	51,861	53,715	(1,854)
CDI x IPCA	905638603	10,000	10,372	10,382	10,372	10,914	(542)
CDI x IPCA	905638611	50,000	51,861	51,955	51,861	54,959	(3,100)
Total CDI x IPCA		310,000	321,540	321,058	321,540	328,724	(7,186)
Grand total		526,989	544,863	548,646	544,863	565,804	(20,941)